Stockholders' Equity	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Stockholders' Equity

(16) Stockholders' Equity

Changes in the number of shares issued and treasury stock during the years ended March 31, 2009, 2010 and 2011 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2008	199,566,770	20,840,721

Purchase of shares	—	3,497
Sale of shares	—	(920)

Number of shares as of March 31, 2009	199,566,770	20,843,298

Purchase of shares	—	2,112
Sale of shares	—	(232)

Number of shares as of March 31, 2010	199,566,770	20,845,178

Purchase of shares	—	5,449,721
Sale of shares	—	(80)

Number of shares as of March 31, 2011	199,566,770	26,294,819

The Corporation Law of Japan provides that an amount equal to 10% of distributions paid by the Company shall be appropriated as additional paid-in capital or a legal reserve until the total amount of the additional paid-in capital and the legal reserve equals to 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

Cash dividends for the years ended March 31, 2009, 2010 and 2011 represent dividends paid out during those years. The accompanying consolidated financial statements do not include any provision for a dividend of ¥5 per share, aggregating ¥866 million for the second-half of the year ended March 31, 2011, subsequently proposed by the Board of Directors.

The amount available for future payment of dividends was determined under the Corporation Law of Japan and amounted to ¥53,291 million at March 31, 2011.